Note 6 - Goodwill (Details) - Goodwill and Accumulated Impairment Losses ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2015 CNY (¥)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2013 CNY (¥)
Note 6 - Goodwill (Details) - Goodwill and Accumulated Impairment Losses [Line Items]
Goodwill, gross	¥ 1,117,239		¥ 1,134,179
Accumulated impairment loss	(983,765)		(1,000,705)
Net as of January 1, 2014, December 31, 2014 and 2015	133,474	$ 20,605	133,474
Eliminated on disposal of a subsidiary	16,940
Eliminated on disposal of a subsidiary	(16,940)
Agency [Member]
Note 6 - Goodwill (Details) - Goodwill and Accumulated Impairment Losses [Line Items]
Goodwill, gross	1,096,102		1,096,102
Accumulated impairment loss	(962,628)		(962,628)
Net as of January 1, 2014, December 31, 2014 and 2015	¥ 133,474		133,474	¥ 78,553
Eliminated on disposal of a subsidiary
Eliminated on disposal of a subsidiary
Claims Adjusting Segment [Member]
Note 6 - Goodwill (Details) - Goodwill and Accumulated Impairment Losses [Line Items]
Goodwill, gross	¥ 21,137		38,077
Accumulated impairment loss	¥ (21,137)		¥ (38,077)
Net as of January 1, 2014, December 31, 2014 and 2015
Eliminated on disposal of a subsidiary	¥ 16,940
Eliminated on disposal of a subsidiary	¥ (16,940)